Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5)	Property, Plant and Equipment

Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Building	12,317	12,317
Office equipment, furniture and fixtures	131,878	134,625
Motor vehicles	11,228	11,701
Leasehold improvements	24,386	29,110
Total	179,809	187,753
Less: Accumulated depreciation	(139,003)	(150,975)
Property, plant and equipment, net	40,806	36,778

No impairment for property, plant and equipment was recorded for the years ended December 31, 2018, 2019 and 2020.